DBX ETF Trust

Schedule of Investments

Xtrackers Risk Managed USD High Yield Strategy ETF

May 31, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
Xtrackers High Beta High Yield Bond ETF (a)	23,692	$1,010,042
Xtrackers USD High Yield Corporate Bond ETF (a)	1,188,712	43,387,988

TOTAL EXCHANGE-TRADED FUNDS
(Cost $45,930,230)		44,398,030

CASH EQUIVALENTS - 0.6%
DWS Government Money Market Series “Institutional Shares”, 0.72% (b)
(Cost $268,791)	268,791	268,791

TOTAL INVESTMENTS - 100.0%
(Cost $46,199,021)		$44,666,821
Other assets and liabilities, net - 0.0%		6,703

NET ASSETS - 100.0%		$44,673,524

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 is as follows:

Value ($) at 2/10/2022 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022
EXCHANGE-TRADED FUNDS — 99.4%
Xtrackers High Beta High Yield Bond ETF (a)
—	1,062,461	—	—	(52,419)	12,519	—	23,692	1,010,042
Xtrackers USD High Yield Corporate Bond ETF (a)
—	44,867,769	—	—	(1,479,781)	446,137	—	1,188,712	43,387,988
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (b)(c)
—	0 (d)	—	—	—	5,859	—	—	—
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 0.72% (b)
—	368,632	(99,841)	—	—	196	—	268,791	268,791

—	46,298,862	(99,841)	—	(1,532,200)	464,711	—	1,481,195	44,666,821

(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$44,398,030	$—	$—	$44,398,030
Short-Term Investments (a)	268,791	—	—	268,791

TOTAL	$44,666,821	$—	$—	$44,666,821

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HYRM-PH3

R-089711-1 (5/24) DBX005195 (5/24)